Share-based payments - Movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	297,149,000	242,332,000
Transfers in the year, number of options	953,000	2,934,000
Granted in the year, number of options	203,157,000	198,884,000
Exercised/released in the year, number of options	(117,355,000)	(130,695,000)
Less: forfeited in the year, number of options	(13,898,000)	(16,306,000)
Less: expired in the year, number of options	0	0
Outstanding at end of year, Number of options	370,006,000	297,149,000
Of which exercisable, number of options	0	0
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 1.6
Outstanding at end of year, Weighted average exercise price | £ / shares	£ 1.24	£ 1.6
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	37,481,000	38,092,000
Transfers in the year, number of options	140,000	(3,042,000)
Granted in the year, number of options	136,227,000	101,881,000
Exercised/released in the year, number of options	(99,465,000)	(91,337,000)
Less: forfeited in the year, number of options	(18,285,000)	(7,081,000)
Less: expired in the year, number of options	(2,331,000)	(1,032,000)
Outstanding at end of year, Number of options	53,767,000	37,481,000
Of which exercisable, number of options	4,746,000	5,499,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options	1,673,362
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 1.27	£ 1.39
Granted in the year, weighted average exercise price | £ / shares	0.84	1.19
Exercised/released in the year, weighted average exercise price | £ / shares	1.21	1.21
Less: forfeited in the year, weighted average exercise price | £ / shares	1.23	1.51
Less: expired in the year, weighted average exercise price | £ / shares	1.33	2
Outstanding at end of year, Weighted average exercise price | £ / shares	0.95	1.27
Of which exercisable, weighted average exercise price | £ / shares	£ 1.64	£ 1.31